Held for sale (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Assets and Liabilities

Held for sale assets and liabilities in 2018 relate to the K12 school courseware business in the US (K12). Following the decision in 2017 to sell both the Wall Street English language teaching business (WSE) and the K12 business, the assets and liabilities of those businesses were classified as held for sale on the balance sheet at 31 December 2017. During 2018 WSE was sold and the K12 business remains on the balance sheet as a held for sale asset prior to the disposal announced in February 2019 (see note 37).

		2018	2017
All figures in £ millions	Notes	Total	Total
Non-current assets
Property, plant and equipment		—	16
Intangible assets		168	181
Deferred income tax assets		98	68
Trade and other receivables		25	27

		291	292

Current assets
Intangible assets – pre-publication		242	247
Inventories		55	46
Trade and other receivables		60	48
Cash and cash equivalents (excluding overdrafts)	17	—	127

		357	468

Assets classified as held for sale		648	760

Non-current liabilities
Deferred income tax liabilities		—	(2)
Other liabilities		(371)	(284)

		(371)	(286)

Current liabilities
Trade and other liabilities		(202)	(302)

		(202)	(302)

Liabilities classified as held for sale		(573)	(588)

Net assets classified as held for sale		75	172